PARENT ONLY FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Cash and cash equivalents	$ 18,522	$ 24,970	$ 16,787
Securities available for sale - at estimated market value	60,873	39,965
Accrued interest receivable	1,822	1,634
Deferred income taxes	3,268	3,510
Prepaid expenses and other assets	1,685	2,213
Assets	521,185	530,465
LIABILITIES AND STOCKHOLDERS' EQUITY
Stockholders’ equity	71,437	72,930	$ 73,543
Liabilities and Equity	521,185	530,465
Parent [Member]
ASSETS
Cash and cash equivalents	5,748	5,174
Securities available for sale - at estimated market value	184	158
Accrued interest receivable	53	67
Deferred income taxes	602	411
Prepaid expenses and other assets	2,372	2,820
Investment in United Community Bank	62,526	65,368
Assets	71,485	73,998
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	48	1,068
Stockholders’ equity	71,437	72,930
Liabilities and Equity	$ 71,485	$ 73,998